FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
FINANCIAL INSTRUMENTS

14.    FINANCIAL INSTRUMENTS

14.a)	Identification and valuation of financial instruments

The Company may operate with several financial instruments, with emphasis on cash and cash equivalents, including financial investments, marketable securities, accounts receivable from customers, accounts payable to suppliers and borrowings and financing. Additionally, the Company may also operate with derivative financial instruments, such as swap of exchange or interest and commodities derivatives.

Considering the nature of these instruments, their fair values are basically determined by the use of quotations in the capital markets in Brazil and the Mercantile and Futures Exchange. The amounts recorded in current assets and liabilities have immediate liquidity or maturity, mostly in the short term. Considering the terms and characteristics of these instruments, the carrying amounts approximate the fair values.

•	Classification of financial instruments

								Consolidated
Consolidated					12/31/2023			12/31/2022
	Notes	Fair value through other comprehensive income	Fair value through profit or loss	Measured at amortized cost	Balances	Fair value through profit or loss	Measured at amortized cost	Balances
Assets
Current
Cash and cash equivalents	4			16,046,218	16,046,218		11,991,356	11,991,356
Short-term investments	5		1,493,204	39,800	1,533,004	1,184,895	271,590	1,456,485
Trade receivables	6			3,269,764	3,269,764		3,233,164	3,233,164
Dividends and interest on equity	9			185,178	185,178		77,377	77,377
Derivative financial instruments	9		32,211		32,211
Trading securities	9		7,198		7,198	9,596		9,596
Loans - related parties	9			5,316	5,316		5,383	5,383
Total			1,532,613	19,546,276	21,078,889	1,194,491	15,578,870	16,773,361

Non-current
Investments	5			251,299	251,299		156,185	156,185
Other trade receivables	9			10,406	10,406		8,059	8,059
Eletrobrás compulsory loan	9			62,913	62,913		58,030	58,030
Receivables by indemnity	9			992,577	992,577		974,863	974,863
Loans - related parties	9			1,659,412	1,659,412		1,384,773	1,384,773
Investments	10		78,737		78,737	94,700		94,700
Total			78,737	2,976,607	3,055,344	94,700	2,581,910	2,676,610

Total Assets			1,611,350	22,522,883	24,134,233	1,289,191	18,160,780	19,449,971

Liabilities
Current
Borrowings and financing	13			7,701,796	7,701,796		5,269,952	5,269,952
Leases	15			137,638	137,638		177,010	177,010
Trade payables	16			7,739,520	7,739,520		6,596,915	6,596,915
Trade payables -drawee risk	17			4,209,434	4,209,434		5,709,069	5,709,069
Dividends and interest on capital	17			80,624	80,624		611,307	611,307
Derivative financial instruments	17	672,280	263,747		936,027	416,935		416,935
Total		672,280	263,747	19,869,012	20,805,039	416,935	18,364,253	18,781,188

Non-current
Borrowings and financing	13			37,772,116	37,772,116		36,170,996	36,170,996
Leases	15			596,123	596,123		516,836	516,836
Trade payables	16			31,060	31,060		46,269	46,269
Derivative financial instruments	17		60,468		60,468	69,472		69,472
Concessions payable	17			74,177	74,177		77,296	77,296
Total			60,468	38,473,476	38,533,944	69,472	36,811,397	36,880,869

Total Liabilities		672,280	324,215	58,342,488	59,338,983	486,407	55,175,650	55,662,057

•	Fair value measurement

The following table shows the financial instruments recorded at fair value through profit or loss, classifying them according to the fair value hierarchy:

Consolidated			12/31/2023			12/31/2022
	Level 1	Level 2	Balances	Level 1	Level 2	Balances
Assets
Current
Financial investments	1,493,204		1,493,204	1,184,895		1,184,895
Derivative financial instruments	32,211		32,211
Trading securities	7,198		7,198	9,596		9,596
Non-current
Investments	78,737		78,737	94,700		94,700
Total Assets	1,611,350		1,611,350	1,289,191		1,289,191

Liabilities
Current
Derivative financial instruments		263,747	263,747		416,935	416,935
Non-current
Derivative financial instruments		60,468	60,468		69,472	69,472
Total Liabilities		324,215	324,215		486,407	486,407

Level 1 - Data prices are quoted in an active market for items identical to the assets and liabilities being measured.

Level 2 - Consider inputs observable in the market, such as interest rates, exchange rates, etc., but are not prices negotiated in active markets.

Level 3 - There are no assets and liabilities classified as level 3.

14.b)	Financial risk management

The Company uses risk management strategies with guidance on the risks incurred on the business. The nature and general position of financial risks are regularly monitored and managed in order to assess results and the financial impact on cash flow. Credit limits and hedge quality of counterparties are also reviewed periodically.

Market risks are hedged when is considered necessary to support the corporate strategy or when it is necessary to maintain the level of financial flexibility.

The Company is exposed to exchange rate, interest rate, market price and liquidity risks.

The Company may manage some of the risks through the use of derivative instruments not associated with any speculative trading or short selling.

•	Exchange rate risk

The exposure arises from the existence of assets and liabilities denominated in Dollar or Euro, since the Company’s functional currency is substantially the Real and is referred to as natural exchange exposure. The net exposure is the result of the offsetting of the natural exchange exposure by the instruments of hedge adopted by CSN.

The consolidated net exposure as of December 31, 2023 is shown below:

	12/31/2023	12/31/2022
Foreign Exchange Exposure	(Amounts in US$’000)	(Amounts in US$’000)
Cash and cash equivalents overseas	2,228,736	1,191,036
Trade receivables	292,028	315,920
Financial investments	15,597	26,930
Borrowings and financing	(5,615,893)	(4,594,471)
Trade payables	(524,622)	(366,149)
Others	(42,474)	(23,079)
Natural Gross Foreign Exchange Exposure (assets - liabilities)	(3,646,628)	(3,449,813)
Cash flow hedge accounting	3,931,879	4,409,760
Exchange rate swap CDI x Dollar	(67,000)	(67,000)
Exchange rate swap Real x Dollar	(115,000)	(115,000)
Net foreign exchange exposure	103,251	777,947

CSN uses Hedge Accounting strategy, as well as derivative financial instruments to protect future cash flows.

Sensitivity analysis of derivative financial instruments and consolidated foreign exchange exposure

The Company considered scenarios 1 and 2 to be 25% and 50% deterioration for currency volatility, using the exchange rate closing rate as of December 31, 2023, as a reference.

The currencies used in the sensitivity analysis and their respective scenarios are shown below:

				12/31/2023
Currency	Exchange rate	Probable scenario	Scenario 1	Scenario 2
USD	4.8413	4.9408	6.0516	7.2620
EUR	5.3516	5.3474	6.6895	8.0274
USD x EUR	1.1054	1.0823	1.3818	1.6581

The effects on the result, considering scenarios 1 and 2, are shown below:

Instruments	Notional	Risk	Probable scenario (*) R$	Scenario 1 R$	Scenario 2 R$

Gross exchange position	(3,646,628)	Dollar	(362,839)	(4,413,605)	(8,827,210)

Cash flow hedge accounting	3,931,879	Dollar	391,222	4,758,851	9,517,703

Exchange rate swap CDI x Dollar	(67,000)	Dollar	(6,666)	(81,092)	(162,184)

Exchange rate swap Real x Dollar	(115,000)	Dollar	(11,443)	(139,187)	(278,375)

Net exchange position	103,251	Dollar	10,274	124,967	249,934

(*)	The probable scenarios were calculated considering the following variations for the risks: Real x Dollar – devaluation of the Real by 2.06% / Real x Euro - valuation of the Real by 0.8% / Euro x Dollar - appreciation of the Dollar by 2.09%. Source: Central Bank of Brazil and European Central Bank quotations on February 20, 2024.

•	Interest rate risk

This risk arises from financial investments, borrowings and financing and debentures linked to the fixed and floating interest rates of the CDI, TJLP and SOFR , exposing these financial assets and liabilities to interest rate fluctuations as shown in the sensitivity analysis table below.

With the modification of the global financial market in recent years and in line with the recommendations of international regulatory bodies, the market began to transition from the Libor rate (London Interbank Offered Rate) to the SOFR (Secured Overnight Financing Rate) as of 2022. On December 31, 2023, all contracts were migrated to SOFR, as evidenced in the interest rate sensitivity analysis.

Sensitivity analysis of changes in interest rates

We present below the sensitivity analysis for interest rate risks. The Company considered scenarios 1 and 2 to be 25% and 50% deterioration for interest rate volatility using the closing rate as of December 31, 2023, as a reference.

The interest rates used in the sensitivity analysis and their scenarios are shown below:

			Consolidated
			12/31/2023
Interest	Interest rate	Scenario 1	Scenario 2
CDI	11.65%	14.56%	17.48%
TJLP	6.55%	8.19%	9.83%
IPCA	4.62%	5.78%	6.93%
SOFR 6M	5.16%	6.45%	7.74%
SOFR	5.38%	6.73%	8.07%
EURIBOR 3M	3.91%	4.89%	5.86%
EURIBOR 6M	3.86%	4.83%	5.79%

The effects on profit and loss, considering scenarios 1 and 2, are shown below:

						Consolidated
Changes in interest rates	% p.a	Assets	Liabilities	Probable scenario (*)	Scenario 1	Scenario 2
CDI	11.65	5,145,643	(15,051,974)	(11,060,419)	(11,348,940)	(11,637,462)
TJLP	6.55		(850,558)	(906,270)	(920,197)	(934,125)
IPCA	4.62		(34,181)	(35,761)	(36,155)	(36,550)
SOFR 6M	5.16		(3,609,189)	(3,795,341)	(3,841,879)	(3,888,417)
SOFR	5.38		(3,936,332)	(4,148,107)	(4,201,050)	(4,253,994)
EURIBOR 3M	3.91		(415,455)	(431,695)	(435,755)	(439,815)
EURIBOR 6M	3.86		(26,008)	(27,012)	(27,263)	(27,514)

(*)	The sensitivity analysis is based on the premise of maintaining the market values as of December 31, 2023 as a probable scenario recorded in the company´s assets and liabilities.

•	Market price risk

The Company is also exposed to market risks related to the volatility of commodity and input prices. In line with its risk management policy, risk mitigation strategies involving commodities can be used to reduce cash flow volatility. These mitigation strategies may incorporate derivative instruments, predominantly forward transactions, futures, and options.

Below are the instruments for price risk protection, as shown in the following topics:

a) Cash flow hedge accounting - “Platts” index

The Company has derivative operations for iron ore, contracted by the subsidiary CSN Mineração, with the objective of reducing the volatility of its exposure to the commodity.

In order to better reflect the accounting effects of the Platts hedge strategy in the result, CSN Mineração opted to make the formal designation of the hedge and consequently adopted hedge accounting of the iron ore derivative as a hedge accounting instrument of its highly probable future iron ore sales. With this, the mark-to-market resulting from the volatility of Platts will be temporarily recorded in shareholders' equity and will be taken to the result when the referred sales occur according to the contracted period of assessment, thus allowing the recognition of the volatility of Platts on the sales of iron ore to be recognized at the same moment.

The table below shows the result of the derivative instrument until December 31, 2023:

				12/31/2023	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022
		Appreciation (R$)		Fair value (market)	Other income and expenses (note 25)		Other comprehensive income		Exchange variation
Maturity	Notional	Asset position	Liability position	Amounts receivable / (payable)
05/31/2022 (Settled)	Platts					23,374				(1,087)
12/01/2022 to 12/31/2022 (Settled)	Platts					(75,664)		341,269		(3,246)
01/01/2023 to 11/30/2023 (Settled)	Platts				(527,076)				(11,844)
12/01/2023 to 12/31/2023 (*)	Platts	1,708,582	(1,972,329)	(263,747)	(263,853)				599
01/01/2024 to 01/31/2024	Platts	2,122,502	(2,411,003)	(288,501)			(288,501)		4,477
02/01/2024 to 02/28/2024	Platts	1,314,990	(1,504,462)	(189,472)			(189,472)		3,370
03/01/2024 to 03/31/2024	Platts	1,348,909	(1,440,328)	(91,419)			(91,419)		889
04/01/2024 to 04/30/2024	Platts	964,254	(1,028,079)	(63,825)			(63,825)		789
05/01/2024 to 05/31/2024	Platts	783,144	(817,011)	(33,867)			(33,867)		365
06/01/2024 to 06/30/2024	Platts	283,636	(288,832)	(5,196)			(5,196)		32
		8,526,017	(9,462,044)	(936,027)	(790,929)	(52,290)	(672,280)	341,269	(1,323)	(4,333)

(*)	The transaction matured on December 31, 2023 and was settled at the beginning of January 2024.

The changes in the amounts related to cash flow hedge accounting - Platts index recorded in shareholders' equity on December 31, 2023, are shown as follows:

	12/31/2022	Movement	Realization	12/31/2023
Cash flow hedge accounting – “Platts”	(341,269)	(1,121,940)	790,929	(672,280)
Income tax and social contribution on cash flow hedge accounting	116,031	381,460	(268,916)	228,575
Fair Value of cash flow accounting - Platts, net	(225,238)	(740,480)	522,013	(443,705)

The cash flow hedge accounting - Platts index - has been fully effective since the derivative instruments were contracted.

To support the above-mentioned designations, the Company prepared formal documentation indicating how the designation of cash flow hedge accounting - Platts index is aligned with CSN's risk management objective and strategy, identifying the hedge instruments used, the hedge object, the nature of the risk to be protected and demonstrating the expectation of high effectiveness of the relations designated. Iron ore derivative instruments (“Platts” index) were designated in amounts equivalent to the portion of future sales, comparing the amounts designated with the amounts expected and approved in the Management and Board budgets.

Sensitivity analysis for Platts price risks

We present below the sensitivity analysis for Platts price risks. The Company considered scenarios 1 and 2 to be 25% and 50% devaluation in the share price using the closing rate on December 31, 2023, as a reference.

The effects on the result, considering probable scenarios 1 and 2, are shown below:

	12/31/2023
Maturity	Probable scenario (*) R$	Scenario 1 R$	Scenario 2 R$
01/01/2024 to 01/31/2024	(202,888)	(783,153)	(1,363,417)
02/01/2024 to 02/29/2024	(50,344)	(390,249)	(730,155)
03/01/2024 to 03/31/2024	79,161	(239,566)	(558,293)
04/01/2024 to 04/30/2024	55,298	(172,219)	(399,736)
05/01/2024 to 05/31/2024	59,651	(121,760)	(303,171)
06/01/2024 to 06/30/2024	27,517	(37,046)	(101,609)
	(31,605)	(1,743,993)	(3,456,381)
(*)	The probable scenario was calculated considering the “Platts” price on February 20, 2024.

b) Cash flow hedge accounting

Foreign exchange hedge

The Company and its subsidiary CSN Mineração formally designates relations of hedge of cash flows to protect highly probable future flows exposed to the dollar related to sales made in dollars.

With the objective of better reflecting the accounting effects of the hedge exchange rate in the result, CSN and its subsidiary CSN Mineração designated part of their dollar liabilities as an instrument of future hedge exports. As a result, the exchange rate variation resulting from the designated liabilities will be temporarily recorded in shareholders’ equity and will be reflected in the income statement when said exports occur, thus allowing the recognition of dollar fluctuations on liabilities and on exports to be recorded at the same time. It is noteworthy that the adoption of this hedge accounting does not imply the contracting of any financial instrument.

The table below presents a summary of the relations of hedge as of December 31, 2023:

									12/31/2023
Designation Date	Hedging Instrument	Hedged item	Type of hedged risk	Hedged period	Exchange rate on designation	Designated amounts (US$’000)	Amortizated part (USD'000)	Effect on Result (*) (R$'000)	Impact on Shareholders' equity (R$'000)
2/4/2018	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2018 - February 2023	3.3104	1,170,045	(1,170,045)	(281,258)
07/31/2019	Bonds and Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	January 2020 - April 2026	3.7649	1,342,761	(871,761)	(57,873)	(506,984)
10/1/2020	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	March 2020 to November 2025 until December 2050	4.0745	1,416,000	(1,404,021)		(1,332,313)
01/28/2020	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	March 2027 - January 2028	4.2064	1,000,000			(634,900)
1/6/2022	Bonds and Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	June 2022 - April 2032	4.7289	1,145,300	(137,300)	(24,475)	(113,299)
1/6/2022	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	June 2022 - May 2033	4.7289	878,640	(110,740)	(14,312)	(86,312)
1/12/2022	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - November 2023	5.1643	60,000	(60,000)	16,398
1/12/2022	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - December 2025	5.2565	100,000			41,520
1/12/2022	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - January 2024	5.2660	50,000			21,235
1/12/2022	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - November 2023	5.3270	20,000	(20,000)	8,720
1/12/2022	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - June 2031	5.0360	490,000	(37,000)	(606)	88,199
1/12/2022	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - June 2027	5.0360	70,000			13,629
Total						7,742,746	(3,810,867)	(353,406)	(2,509,225)

(*)	The realization of Hedge accounting cash flow is recognized in Other operating income and expenses, note 27.

The net balance of amounts designated and already amortized in dollars totals US$3,810,867.

In the hedging relationships described above, the amounts of the debt instruments were fully designated for equivalent iron ore export portions.

As of December 31, 2023, the hedging relationships established by the Company were effective according to the retrospective and prospective tests performed. Thus, no reversal for cash flow hedge accounting ineffectiveness was recognized.

c) Net investment hedge in foreign subsidiaries

The information related to the net investment hedge did not change in relation to that disclosed in the Company's financial statements as of December 31, 2022. The balance recorded as of December 31, 2023 and December 31, 2022 is R$6,293.

d) Hedge accounting movements

The changes in the amounts related to cash flow hedge accounting recorded in shareholders’ equity as of December 31, 2023 are shown as follows:

				Consolidated
	12/31/2022	Movement	Realization	12/31/2023
Cash flow hedge accounting	(4,434,697)	1,572,066	353,406	(2,509,225)
Income tax and social contribution on cash flow hedge accounting	1,507,797	(534,502)	(120,158)	853,137
Fair Value of cash flow accounting, net taxes	(2,926,900)	1,037,564	233,248	(1,656,088)

•	Credit risk

The exposure to credit risks of financial institutions considers the parameters established in the financial policy. The Company practices a detailed analysis of the financial situation of its customers and suppliers, the determination of a credit limit and the permanent monitoring of its outstanding balance.

With regard to financial investments, the Company only invests in institutions with low credit risk assessed by credit rating agencies. Since part of the funds is invested in repo operations that are backed by Brazilian government bonds, there is also exposure to the credit risk of the country.

As for the exposure to credit risk in accounts receivable and other receivables, the Company has a credit risk committee, in which each new customer is analyzed individually regarding their financial condition, before granting the credit limit and payment terms, and periodically reviewed based on procedures and circumstances of each business area.

•	Liquidity risk

It is the risk that the Company may not have sufficient net funds to honor its financial commitments as a result of the mismatch of term or volume between expected receipts and payments.

Future receipt and payment premises are established to manage cash liquidity in domestic and foreign currencies, which are monitored on a day-to-day basis by the Treasury Department. The payment schedules for long-term installments of borrowings, financing and debentures are shown in note 13.

					Consolidated
At December 31, 2023	Less than one year	From one to two years	From two to five years	Over five years	Total
Borrowings, financing and debentures (note 13)	7,701,796	10,126,875	12,315,903	15,329,338	45,473,912
Lease Liabilities (note 15)	137,638	208,039	138,412	249,672	733,761
Derivative financial instruments (note 14 a)	936,027	60,468			996,495
Trade payables (note 16)	7,739,520	28,059	514	2,487	7,770,580
Trade payables - Drawee Risk (note 16 and 17)	4,209,434				4,209,434
Dividends and interest on equity (note 16 and 17)	80,624				80,624
	20,805,039	10,423,441	12,454,829	15,581,497	59,264,806

IV - Fair values of assets and liabilities in relation to the book value

Financial assets and liabilities measured at fair value through profit or loss are recorded in current and non-current assets and liabilities and gains and losses are recorded as financial income and expenses, respectively.

The amounts are recorded in the financial statements at their book values, which are substantially similar to those that would be obtained if they were traded on the market. The fair values of other long-term assets and liabilities do not differ significantly from their book values, except for the amounts below.

The estimated fair value for certain consolidated long-term borrowings and financing was calculated at current market rates, considering the nature, term and risks similar to those of the registered contracts, as follows:

		12/31/2023		12/31/2022
	Closing Balance	Fair value	Closing Balance	Fair value
Fixed Rate Notes (*)	15,030,441	12,825,475	15,656,088	13,782,836

(*)	Source: Bloomberg

14.c)	Derivative financial instruments portfolio position

Swap exchange rate Dollar x Euro

The subsidiary Lusosider Produtos Siderúrgicos S.A. has derivative transactions to hedge its dollar exposure, maturing in February 2024.

Swap exchange rate CDI x Dollar

The Company has derivative transactions to protect its debt in NCE raised in September 2019 with maturity in October 2023 in the amount of US$67 million (equivalent to R$278 million) at a cost compatible with that usually practiced by the Company, an operation that was settled on the due date.

In the same period, the Company contracted a new operation to protect an NCE raised with maturity in October 2028, in the amount of R$680 million.

Swap exchange rate Real x Dollar

The subsidiary CSN Cimentos, after contracting a borrowing in foreign currency of US$115,000, contracted derivative operations to protect its exposure to the dollar, maturing on June 10, 2027.

Swap exchange rate CDI x IPCA

The CSN Mineração, CSN Cimentos and CSN issued debentures during 2021, 2022 and 2023, respectively, and entered derivative transactions to hedge their exposure to the IPCA. CSN Mineração's contracts have maturities scheduled from 2031 and 2037, CSN Cimentos' contracts mature in 2032 and CSN's mature between 2030 and 2038.

Below is the position of the derivatives:

									Consolidated
							12/31/2023	12/31/2022	12/31/2021
				Appreciation (R$)		Fair value (market)	Impact on financial income (expenses) (note 26)
Instrument	Maturity	Functional Currency	Notional amount	Asset position	Liability position	Amounts receivable / (payable)
Exchange rate swap

Exchange rate swap Dollar x Euro	Settled	Dollar							7,119
Exchange rate swap Dollar x Real	Settled	Dollar						176,991	37,322
Exchange rate swap CDI x Dollar	Settled	Dollar					31,469	43,817	(9,960)
Exchange rate swap Dollar x Euro	5/2/2024	Dollar	20,000			9,567	9,567
Exchange rate swap CDI x Dollar	10/4/2028	Real	680,000	748,622	(736,499)	12,123	12,122
Exchange rate swap Dollar x Real	10/6/2027	Dollar	115,000	572,648	(633,116)	(60,468)	(96,602)	(11,467)
Total Swap			815,000	1,321,270	(1,369,615)	(38,778)	(43,444)	209,341	34,481

Interest rate swap
Interest rate (Debentures) CDI x IPCA	07/15/2031	Real	576,448	681,828	(627,557)	54,271	55,829	(67,471)	(17,432)
Interest rate (Debentures) CDI x IPCA	07/15/2032	Real	745,000	859,068	(821,688)	37,380	5,842	(36,571)
Interest rate (Debentures) CDI x IPCA	07/15/2036	Real	423,552	479,374	(471,900)	7,474	49,964	(25,057)	(17,488)
Interest rate (Debentures) CDI x IPCA	07/15/2037	Real	655,382	706,622	(697,546)	9,076	(53,027)	(25,579)
Interest rate (Debentures) CDI x IPCA	02/16/2032	Real	600,000	699,420	(638,471)	60,949	22,690	(24,089)
Interest rate (Debentures) CDI x IPCA	2/12/2032	Real	600,000	707,137	(653,164)	53,973	16,462	(79,130)
Interest rate (Debentures) CDI x IPCA	07/15/2030	Real	325,384	346,536	(337,730)	8,806	8,806
Interest rate (Debentures) CDI x IPCA	07/15/2033	Real	183,185	202,594	(195,441)	7,153	7,153
Interest rate (Debentures) CDI x IPCA	07/14/2038	Real	203,620	208,937	(209,962)	(1,025)	(1,025)
Total interest rate (Debentures) CDI x IPCA			4,312,571	4,891,515	(4,653,458)	238,057	112,694	(257,897)	(34,920)

				6,212,785	(6,023,073)	199,279	69,250	(48,556)	(439)

•	Classification of derivatives in the balance sheet and income statement

						12/31/2023	12/31/2022	12/31/2021
Instruments	Assets		Liabilities			Financial income (expenses), net (note 26)
	Current	Total	Current	Non-current	Total
Exchange rate swap (NDF) Dollar x real (settled)							176,991	37,322
Iron ore derivative	10,521	10,521	(936,027)		(936,027)
Exchange rate swap Dollar x Euro	9,567	9,567				9,567		7,119
Exchange rate swap CDI x Dollar	12,123	12,123				43,591	43,817	(9,960)
Exchange rate swap CDI x IPCA (1)				238,057	238,057	112,694	(257,897)	(34,920)
Exchange rate swap Dollar x real				(60,468)	(60,468)	(96,602)	(11,467)
	32,211	32,211	(936,027)	177,589	(758,438)	69,250	(48,556)	(439)

Derivative instruments SWAP CDI x IPCA are fully classified in the borrowings and financing group, since they are linked to debentures in order to protect exposure to the IPCA.

14.d)	Investments in securities measured at fair value through profit or loss

The Company has common shares (USIM3), preferred shares (USIM5) of Siderúrgica de Minas Gerais S.A. (“Usiminas”) and shares of Panatlântica S.A. (PATI3), which are designated as fair value through profit or loss.

Usiminas shares are classified as current assets in financial investments and Panatlântica shares are classified as non-current assets under the investment line item. They are recorded at fair value, based on the market price quote in B3.

In accordance with the Company’s policy, the gains and losses arising from the variation in the share price are recorded directly in the income statement as financial result in the case of financial investments, or as other operating income and expenses in the case of long-term investments.

Class of shares	12/31/2023				12/31/2022				12/31/2023	12/31/2022	12/31/2021
	Quantity	Equity interest (%)	Share price	Closing Balance	Quantity	Equity interest (%)	Share price	Closing Balance	Profit or loss (notes 26 and 27)
USIM3	106,620,851	15.12%	9.20	980,912	106,620,851	15.12%	7.41	790,061	190,851	(757,008)	(121,593)
USIM5	55,144,456	10.07%	9.29	512,292	55,144,456	10.07%	7.16	394,834	117,458	(441,156)	506,890
				1,493,204				1,184,895	308,309	(1,198,164)	385,297
PATI3	2,705,726	11.31%	29.10	78,737	2,705,726	11.31%	35.00	94,700	(15,963)	(95,620)	109,254
				1,571,941				1,279,595	292,346	(1,293,784)	494,551

•	Stock market price risks

The Company is exposed to the risk of changes in the stock price due to the investments measured at fair value through profit or loss that have their quotations based on the market price on the B3.

Sensitivity analysis for stock price risks

We present below the sensitivity analysis for the stock price risks. The Company considered scenarios 1 and 2 with 25% and 50% devaluation in the stock price using as reference the closing price on December 31, 2023. The probable scenario considered a 5% devaluation in the stock price.

The effects on the result, considering probable scenarios, 1 and 2 are demonstrated below:

		12/31/2023
Class of shares	Probable scenario	Scenario 1	Scenario 2
	5%	25%	50%
USIM3	(49,046)	(245,228)	(490,456)
USIM5	(25,615)	(128,073)	(256,146)
PATI3	(3,937)	(19,684)	(39,368)

14.e)	Capital management

The Company seeks to optimize its capital structure in order to reduce its financial costs and maximize the return to its shareholders. The table below shows the evolution of the Company’s consolidated capital structure, with financing by equity and third-party capital:

Thousands of reais	12/31/2023	12/31/2022
Shareholder's equity (equity)	19,684,838	21,907,929
Borrowings and Financing (Third-party capital)	44,859,075	40,918,742
Gross Debit/Shareholder's equity	2.28	1.87

Accounting Policy

The Company’s financial instruments are classified according to the definition of the business model adopted by the Company and the characteristics of the cash flow, in the case of financial assets.

Upon initial recognition, financial assets can be classified into three categories: assets measured at amortization cost, fair value through profit or loss and fair value through other comprehensive income.

Financial assets are derecognized when the rights to receive cash flows have expired or have been transferred; in the latter case, provided that the Company has substantially transferred all risks and rewards of ownership.

If the company substantially holds all the risks and rewards of ownership of the financial asset, it must continue to recognize the financial asset.

Financial liabilities are classified as amortized cost or fair value through profit or loss. Management determines the classification of its financial liabilities upon initial recognition.

Financial liabilities are derecognized only when they are extinguished, that is, when the obligation specified in the contract is settled, canceled, or expires. The Company also derecognizes a financial liability when the terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

Financial assets and liabilities are offset and the net amount presented in the balance sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle them on a net basis, or realize the asset and settle the liability simultaneously.

Derivative Financial Instruments and Hedging Activities

Initially, derivatives are recognized at fair value on the date that a derivative contract is entered and are subsequently measured at fair value with the changes recorded in the income statement in the caption Financial Result in the income statement.

Hedge accounting: The Company adopts hedge accounting and designates certain financial liabilities as a hedging instrument for foreign exchange risk and price risk (“Platts” index) associated with cash flows arising from forecasted and highly probable exports (cash flow hedge).

The Company documents, at the inception of the transaction, the relationships between the hedging instruments and the hedged items (expected exports), as well as the risk management objectives and strategy for undertaking various hedging transactions. In addition, it documents its assessment, both at the hedge's inception and on an ongoing basis, that the hedge transactions are highly effective in offsetting changes in cash flows of hedged items.

The effective portion of the changes in the fair value of financial liabilities designated and qualifying as cash flow hedge is recognized in equity, under “Hedge Accounting”. Gains or losses related to the ineffective portion are recognized in other operating expenses/income, when applicable.

Gains and losses from cash flow hedge accounting of debt financial instruments and iron ore derivative financial instruments will not immediately affect the Company's result, but only to the extent that exports are realized.

The amounts accumulated in equity are realized in the operating result in the periods when the forecast exports affect the result.

When a hedge instrument expires or is settled early, or when the hedge relationship no longer meets the criteria for hedge accounting, or when Management decides to discontinue hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity, and from that time onwards the foreign exchange variations are recorded in the financial result. When the forecast transaction is realized, the gain or loss is reclassified to operating income. When a forecast transaction is no longer expected to take place, the cumulative gain or loss that had been reported in equity is immediately transferred to the income statement under “Other operations”.

Investment hedge: The Company designates for net investment hedge a portion of its financial liabilities as a hedging instrument of its investments abroad with functional currency different from the Group's currency in accordance with IAS 39 and IFRS 9. This relationship occurs because financial liabilities are related to investments in the amounts necessary for the effective relationship.

The Company documents, at the inception of the transaction, the relationships between hedging instruments and hedged items, as well as the risk management objectives and strategy for undertaking hedging transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, that the hedging transactions are highly effective in offsetting changes in the hedged items.

The effective portion of changes in the fair value of financial liabilities that are designated and qualify as net investment hedges is recognized in equity under Hedge Accounting. The gains or losses related to the ineffective portion are recognized in Other Operations, when applicable. If at any time during the hedge relationship the debt balance is greater than the investment balance, the exchange variation on the excess debt is reclassified to the income statement as other operating income/expenses (hedge ineffectiveness).

The amounts accumulated in the equity will be realized in the income statement by the disposal or partial disposal of the foreign operation.